Investment Risks	Nov. 28, 2025
Leader Capital Short Term High Yield Bond Fund | High-Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield Bond Risk. Lower-quality bonds, commonly known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease, and its income distribution may be reduced. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Leader Capital Short Term High Yield Bond Fund | CLO and CDO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CLO and CDO Risk. CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The junior tranches are relatively riskier because they have later or last priority on the collateral in the event of default. As a result, the junior tranches of a CLO or CDO generally have a lower credit rating and offer higher coupon rates than the senior tranches, which offer lower coupon rates but have a lower default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk. The junior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular industry in which the CLO or CDO is concentrated.

Leader Capital Short Term High Yield Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value because of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates. In the past, inflationary price movements have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. It is difficult to accurately predict the pace at which interest rates might increase or decrease, or the timing, frequency, or magnitude of such changes. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.

Leader Capital Short Term High Yield Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Leader Capital Short Term High Yield Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The Fund’s use of options, credit default swaps, and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price, and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Leader Capital Short Term High Yield Bond Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

Leader Capital Short Term High Yield Bond Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Leader Capital Short Term High Yield Bond Fund | Credit Default Swaps [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Credit Default Swaps. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Leader Capital Short Term High Yield Bond Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leader Capital Short Term High Yield Bond Fund | Variable and Floating Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Variable and floating rate instruments may decline in value if market interest rates or interest rates paid by such instruments do not move as expected. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

Leader Capital Short Term High Yield Bond Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund can prepay principal due on these securities, particularly during periods of declining interest rates.

Leader Capital Short Term High Yield Bond Fund | Private Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Credit Risk: The Fund intends to obtain exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, through its investments in pooled investment vehicles or direct loans. Typically, private credit investments are not traded in public markets and are illiquid. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Leader Capital Short Term High Yield Bond Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.

Leader Capital Short Term High Yield Bond Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Leader Capital Short Term High Yield Bond Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.

Leader Capital Short Term High Yield Bond Fund | Foreign Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Government Securities Risk. The risk involves the possibility that a government may be unable or unwilling to repay its debt due to political or economic factors, including cash flow issues or insufficient foreign reserves. Governments may default on debt securities, potentially leading to debt rescheduling for bondholders. Additionally, there may be no legal recourse or bankruptcy process to collect defaulted government debt.

Leader Capital Short Term High Yield Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis, and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Leader Capital Short Term High Yield Bond Fund | Convertible Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible debt security will tend to fluctuate directly with the price of the underlying equity security.

Leader Capital Short Term High Yield Bond Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Leader Capital Short Term High Yield Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate because of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

Leader Capital Short Term High Yield Bond Fund | Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Leader Capital Short Term High Yield Bond Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Repurchase Agreement Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.

Leader Capital Short Term High Yield Bond Fund | STRIPS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	STRIPS Risk. STRIPS are a type of zero-coupon bond. Zero coupon bonds do not make periodic interest payments. Instead, they are sold at a discount from their face value and can be redeemed at face value when they mature. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that make periodic interest payments. Zero coupon bonds may also respond to changes in interest rates to a greater degree than other fixed income securities with similar maturities and credit quality.

Leader Capital Short Term High Yield Bond Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

Leader Capital Short Term High Yield Bond Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Leader Capital Short Term High Yield Bond Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Companies Risk. The main risk of investing in other investment companies (including open-end, closed-end, and ETFs) is that the value of the securities underlying an investment company might decrease. In addition, investments in other investment companies are subject to the risks of the other investment companies’ investment. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Leader Capital Short Term High Yield Bond Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. ETF investments carry security-specific and market risks. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Leader Capital Short Term High Yield Bond Fund | Private Investment Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Investment Fund Risk. Investments in private investment funds, such as hedge funds, private equity funds, and fund-of-funds, carry various risks, including that some fund products use leverage and other speculative investment practices that may increase the risk of investment loss; are not required to provide periodic pricing or valuation information to investors; may involve complex tax structures and delays in distributing important tax information; are not subject to the same regulatory requirements as mutual funds; often charge high fees; and in many cases the underlying investments are not transparent. Such investments are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. For purposes of the Fund’s liquidity risk management program, the Fund considers investments in private funds to be illiquid.

Leader Capital Short Term High Yield Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Leader Capital High Quality Income Fund | CLO and CDO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CLO and CDO Risk. CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO or CDO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular industry in which the CLO or CDO is concentrated.

Leader Capital High Quality Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain securities whose interest rates are reset only periodically, can fluctuate in value because of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates. In the past, inflationary price movements have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. It is difficult to accurately predict the pace at which interest rates might increase or decrease, or the timing, frequency, or magnitude of such changes. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.

Leader Capital High Quality Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Leader Capital High Quality Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The Fund’s use of options, credit default swaps, and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price, and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Leader Capital High Quality Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

Leader Capital High Quality Income Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Leader Capital High Quality Income Fund | Credit Default Swaps [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Credit Default Swaps. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Leader Capital High Quality Income Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leader Capital High Quality Income Fund | Variable and Floating Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Variable and floating rate instruments may decline in value if market interest rates or interest rates paid by such instruments do not move as expected. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

Leader Capital High Quality Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund can prepay principal due on these securities, particularly during periods of declining interest rates.

Leader Capital High Quality Income Fund | Private Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Credit Risk: The Fund intends to obtain exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, through its investments in pooled investment vehicles or direct loans. Typically, private credit investments are not traded in public markets and are illiquid. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Leader Capital High Quality Income Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.

Leader Capital High Quality Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Leader Capital High Quality Income Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Emerging Markets Risk. Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.

Leader Capital High Quality Income Fund | Foreign Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Government Securities Risk. The risk involves the possibility that a government may be unable or unwilling to repay its debt due to political or economic factors, including cash flow issues or insufficient foreign reserves. Governments may default on debt securities, potentially leading to debt rescheduling for bondholders. Additionally, there may be no legal recourse or bankruptcy process to collect defaulted government debt.

Leader Capital High Quality Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis, and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Leader Capital High Quality Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Leader Capital High Quality Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

Leader Capital High Quality Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Leader Capital High Quality Income Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Companies Risk, The main risk of investing in other investment companies (including open-end, closed-end, and ETFs) is that the value of the securities underlying an investment company might decrease. In addition, investments in other investment companies are subject to the risks of the other investment companies’ investment. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Leader Capital High Quality Income Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. ETF investments carry security-specific and market risks. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Leader Capital High Quality Income Fund | Private Investment Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Investment Fund Risk. Investments in private investment funds, such as hedge funds, private equity funds, and fund-of-funds, carry various risks, including that some fund products use leverage and other speculative investment practices that may increase the risk of investment loss; are not required to provide periodic pricing or valuation information to investors; may involve complex tax structures and delays in distributing important tax information; are not subject to the same regulatory requirements as mutual funds; often charge high fees; and in many cases the underlying investments are not transparent. Such investments are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. For purposes of the Fund’s liquidity risk management program, the Fund considers investments in private funds to be illiquid.

Leader Capital High Quality Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

Leader Capital High Quality Income Fund | Loan and Loan Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Loan and Loan Participation Risk. The secondary market for loans and loan participations is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans and loan participations are generally subject to contractual restrictions that must be satisfied before a loan or loan participations can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and loan participations and may negatively impact the transaction price. It may take longer than seven days for transactions in loans and loan participations to settle. The Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. Loan participations are indirectly subject to default risk of the bank granting the participation. Such a default will likely delay the Fund’s access to the cash flows from underlying loan. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower.

Leader Capital High Quality Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, you could lose money on your investment in the Fund.